STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair and contract value
Investments - at fair value	$ 21,910,480,000	$ 20,044,135,000
Investments - at contract value	216,052,000	210,966,000
Notes receivable
Notes receivable from brokers	1,145,000	75,000
Notes receivable from participants	124,294,748	123,529,117
Total assets	22,251,972,000	20,378,705,000
Liabilities
Liabilities	0	0
Net assets available for benefits	$ 22,251,972,000	$ 20,378,705,000